Financial Liabilities at Amortised Cost (Details) - Schedule of senior bonds by currency - Senior Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities at Amortised Cost (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	$ 7,080,472	$ 6,846,834
Santander bonds in UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	3,510,708	3,144,544
Santander bonds in USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	2,215,515	1,976,909
Santander bonds in CHF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	644,780	850,924
Santander bonds in Ch [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	223,467	311,060
Santander bonds in AUD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	122,611	143,030
Current bonds in JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	203,512	234,667
Santander bonds in EUR [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of senior bonds by currency [Line Items]
Issued debt instruments	$ 159,879	$ 185,700